Convertible Notes (Details) - Schedule of Derivative Liability - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Derivative Liability [Abstract]
Beginning balance	$ 290,712	$ 700,719
Increase to derivative due to new issuances		1,087,302
Decrease to derivative due to conversion/repayments	(287,664)	(3,098,325)
Derivative loss due to mark to market adjustment	(3,048)	1,601,016
Ending balance		$ 290,712